Stock-Based Compensation (Tables)	12 Months Ended
Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated weighted-average fair value for each option granted was $6.35, $6.20 and $5.24 per share for fiscal years 2015, 2014 and 2013, respectively, with the following weighted-average assumptions.

	Fiscal Year
	2015	2014	2013
Expected market price volatility (1)	28.8%	29.6%	33.2%
Risk-free interest rate (2)	1.3%	1.2%	0.6%
Dividend yield (3)	0.9%	0.9%	1.2%
Expected term (4)	4 years	4 years	4 years

(1)	Based on historical volatility of the Company’s common stock. The expected volatility is based on the daily percentage change in the price of the stock over the four years prior to the grant.

(2)	Represents the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant.

(3)	Represents the Company’s estimated cash dividend yield for the expected term.

(4)
Represents the period of time that options granted are expected to be outstanding. As part of the determination of the expected term, the Company concluded that all employee groups exhibit similar exercise and post-vesting termination behavior.

Summary of Transactions Under Stock Option Plans
A summary of the stock option transactions is as follows:

	Shares Under Option	Weighted-Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In millions)
Outstanding at December 29, 2012	5,500,982	$13.84	5.9	$34.4
Granted	1,489,813	21.76
Exercised	(851,874)	11.46
Cancelled	(107,680)	20.89
Outstanding at December 28, 2013	6,031,241	$16.00	6.2	$104.9
Granted	1,349,849	27.09
Exercised	(737,402)	13.15
Cancelled	(245,695)	24.16
Outstanding at January 3, 2015	6,397,993	$18.36	6.2	$68.3
Granted	1,366,137	28.22
Exercised	(1,003,896)	14.63
Cancelled	(387,840)	26.93
Outstanding at January 2, 2016	6,372,394	$20.54	6.1	$8.6
Estimated forfeitures	(9,708)
Vested or expected to vest at January 2, 2016	6,362,686	$20.53	6.1	$5.9
Nonvested at January 2, 2016 and expected to vest	(2,021,240)
Exercisable at January 2, 2016	4,341,446	$17.64	5.0	$8.6

Summary of Nonvested Restricted Shares Issued Under Stock Award Plans
A summary of the nonvested restricted shares and units is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at December 29, 2012	1,398,462	$16.58	779,394	$18.93
Granted	744,287	22.18	789,814	21.52
Vested	(102,724)	15.35	(28,580)	13.62
Forfeited	(109,600)	19.96	(109,628)	20.99
Nonvested at December 28, 2013	1,930,425	$18.61	1,431,000	$20.31
Granted	689,345	27.09	609,335	27.03
Vested	(700,543)	16.49	(244,625)	18.85
Forfeited	(192,045)	22.39	(304,940)	20.27
Nonvested at January 3, 2015	1,727,182	$22.44	1,490,770	$23.30
Granted	677,113	27.26	732,124	28.62
Vested	(398,582)	18.99	(311,343)	20.47
Forfeited	(279,074)	25.90	(405,432)	24.76
Nonvested at January 2, 2016	1,726,639	$24.57	1,506,119	$26.08